Intangible Assets - Narrative (Details) € in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Sep. 27, 2017 EUR (€)	Sep. 27, 2017 COP ($)	Aug. 29, 2017 EUR (€)	Aug. 29, 2017 COP ($)	Jul. 25, 2017 EUR (€)	Jul. 25, 2017 COP ($)
Disclosure of detailed information about intangible assets [line items]
Additions		€ 1,978	€ 1,818
Transfers and others		454	398
Translation differences and hyperinflation adjustments	€ 483	(261)	(1,315)
Issued capital				€ 934	$ 3,240,652	€ 317	$ 1,114,433
Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions		509	493
Transfers and others		(9)	852
Translation differences and hyperinflation adjustments	458	(69)	(920)
Software
Disclosure of detailed information about intangible assets [line items]
Additions		632	640
Transfers and others		876	1,109
Translation differences and hyperinflation adjustments	€ 24	(86)	€ (216)
Colombia Telecomunicaciones, S.A., ESP
Disclosure of detailed information about intangible assets [line items]
Issued capital				€ 1,384	$ 4,800,966	€ 470	$ 1,651,012	€ 470	$ 1,651,012
Telefónica United Kingdom | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions		230
Telefónica United Kingdom Ltd. Wireless communications | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions		358
Telefónica Spain | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions		108
Telefónica México | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions		33
Telefónica Hispam Norte | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions		102
Telefónica Argentina | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions		21
Telefónica Moviles Guatemala | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Transfers and others		44
Telefónica Moviles El Salvador | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Transfers and others		€ 30